Segment Reporting (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Segment revenue	$ 2,387,426	$ 1,842,909	$ 1,396,197
Revenue from external customers	2,387,426	1,842,909	$ 1,396,197
Travelan [Member] | Australia [Member]
Disclosure of operating segments [line items]
Segment revenue	1,162,628	1,042,279
Revenue from external customers	1,162,628	1,042,279
Travelan [Member] | United States [Member]
Disclosure of operating segments [line items]
Segment revenue	1,016,468	767,354
Revenue from external customers	1,016,468	767,354
Travelan [Member] | Other [Member]
Disclosure of operating segments [line items]
Segment revenue	149,283	2,095
Revenue from external customers	149,283	2,095
Protectyn [Member] | Australia [Member]
Disclosure of operating segments [line items]
Segment revenue	58,683	30,319
Revenue from external customers	58,683	30,319
Protectyn [Member] | Other [Member]
Disclosure of operating segments [line items]
Segment revenue	364	862
Revenue from external customers	$ 364	$ 862